Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	cnit
Entity Registrant Name	China Information Technology, Inc.
Entity Central Index Key	0001552670
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	39,331,364
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY